Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Future Minimum Lease Payments under Non-Cancelable Operating Leases

At December 31, 2013, future minimum payments under non-cancelable operating leases over each of the next five years and thereafter were as follows:

2014	$64,967
2015	54,508
2016	43,322
2017	28,356
2018	14,006
Thereafter	8,388

Total minimum payments	$213,547